Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned ESOP Shares	Total
Balance at Dec. 31, 2009	$ 179	$ 7,275	$ 13,317	$ 174	$ (595)	$ 20,350
Comprehensive Income:
Net income (loss)			220			220
Change in net unrealized gain on securities available for sale, net of reclassification adjustment and taxes				(107)		(107)
Total Comprehensive Income						113
ESOP shares committed to be released		(6)			35	29
Balance at Dec. 31, 2010	179	7,269	13,537	67	(560)	20,492
Comprehensive Income:
Net income (loss)			(72)			(72)
Change in net unrealized gain on securities available for sale, net of reclassification adjustment and taxes				395		395
Total Comprehensive Income						323
ESOP shares committed to be released		(7)			35	28
Balance at Dec. 31, 2011	$ 179	$ 7,262	$ 13,465	$ 462	$ (525)	$ 20,843